Cover	Apr. 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2024
Entity File Number	001-39701
Entity Registrant Name	INVO BIOSCIENCE, INC.
Entity Central Index Key	0001417926
Entity Tax Identification Number	20-4036208
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5582 Broadcast Court
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34240
City Area Code	(978)
Local Phone Number	878-9505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	INVO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false